Law Offices
SEC ATTORNEYS, LLC
Bank of America Building
980 Post Road East, 2nd Floor
Westport, Connecticut 06880
1.888.760.7770 Toll Free	Securities, Hedge Funds, Corporate,
1.203.222.9333 Tel	Tax, International, Mergers and
1.203.226.8645 Fax	Acquisitions and Related Matters
www.secattorneys.com

July 2, 2007

Filed via EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:           Heartland, Inc.

To Whom It May Concern:

On behalf of Heartland, Inc., Commission File Number 000-27045,  please find Form 8-K/A Current Report pursuant to the Securities and Exchange Act of 1934 for event requiring reporting dated April 30, 2007 describing that on  Heartland, Inc. advised Meyler & Company, LLC that it was dismissed as the Company’s independent registered public accounting firm.  In addition on May 2, 2007 the Company engaged Russell Bedford Stefanou Mirchandani LLP as its new independent registered public accounting firm for the Company’s fiscal year ended December 31, 2007.

If you have any questions please feel free to call me. Thank you.

Sincerely,

/s/ Jerry Gruenbaum
Jerry Gruenbaum. Esquire

SEC ATTORNEYS, LLC IS A PRIVATELY OWNED LAW FIRM NOT AFFILIATED WITH ANY GOVERNMENTAL AGENCY AND IS A MEMBER OF SECURITIES ATTORNEYS INTERNATIONAL, [www.secattorneysintl.com] A GLOBAL NETWORK OF INDEPENDENT PROFESSIONAL SECURITIES, INVESTMENT BANKING AND BUSINESS LAW FIRMS, AND USES THE SEC ATTORNEYS NAME UNDER LICENSE.  ALL SERVICES ARE PROVIDED INDEPENDENTLY BY MEMBER LAW FIRMS OF SECURITIES ATTORNEYS INTERNATIONAL, AND EACH MEMBER LAW FIRM IS SOLELY RESPONSIBLE FOR ITS WORK ON BEHALF OF CLIENTS.